Average Annual Total Returns{- Fidelity® Overseas Fund} - 10.31 Fidelity Overseas Fund K PRO-07 - Fidelity® Overseas Fund	Fidelity Overseas Fund-Class K Return Before Taxes Past 1 year	Fidelity Overseas Fund-Class K Return Before Taxes Past 5 years	Fidelity Overseas Fund-Class K Return Before Taxes Past 10 years	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years
Total	15.55%	10.23%	8.59%	8.02%	7.67%	5.69%